Bank loans: (Tables)	12 Months Ended
Dec. 31, 2019
Bank loans:
Schedule of bank loans

	Credit line		Credit line		Principal		Commissions and		Term				Fair
Bank	foreign currency		used in pesos		amortization		interests - Net		Short		Long		value (*)

Santander, S.A.			Ps.	2,000,000		—	Ps.	(10,733)		—	Ps.	1,989,267	Ps.	2,132,256
BBVA Bancomer, S. A.				2,000,000				(1,598)	Ps.	2,731		1,995,671		2,135,210
BBVA Bancomer, S. A.	USD	72,500		1,425,560	Ps.	1,425,560
Bank of America Merrill
Lynch	USD	72,500		1,425,560		1,425,560
Total México	USD	145,000	Ps.	6,851,120	Ps.	2,851,120	Ps.	(12,331)	Ps.	2,731	Ps.	3,984,938	Ps.	4,267,466
Bancolombia, S.A.	COP	146,250,000	Ps.	1,099,078		—	Ps.	2,656	Ps.	58,958	Ps.	1,042,776	Ps.	1,065,445
Corpbanca Colombia, S.A.		99,450,000		747,684				2,947		40,030		710,601		724,502
Banco Davivienda, S.A.		87,750,000		659,584				2,064		35,317		626,331		639,267
Banco de Bogotá, S.A.		36,074,210		270,972				144		14,528		256,588		262,810
Banco de Occidente, S.A.		36,074,228		270,970				135		14,527		256,578		262,810
Banco Popular, S.A.		7,799,030		58,389				(580)		3,275		54,534		56,824
Banco AV Villas, S.A.		7,800,000		58,642				233		3,141		55,734		56,824
Servicios Financieros, S.A.		7,800,000		58,393				(867)		3,008		54,518		56,824
Total Airplan	COP	428,997,468	Ps.	3,223,712			Ps.	6,732	Ps.	172,784	Ps.	3,057,660	Ps.	3,125,306
			Ps.	10,074,832	Ps.	2,851,120	Ps.	(5,599)	Ps.	175,515	Ps.	7,042,598	Ps.	7,392,772

	Credit line		Credit line		Principal		Commissions and		Term				Fair
Bank	foreign currency		used in pesos		amortization		interests - Net		Short		Long		value(*)

Santander, S. A.			Ps.	2,000,000		$—	Ps.	(7,933)		$—		$1,992,067	Ps.	2,044,664
BBVA Bancomer, S. A.				2,000,000				401		23,998		1,976,403		2,045,386

Total México		—	Ps.	4,000,000		—	Ps.	(7,532)	Ps.	23,998	Ps.	3,968,470	Ps.	4,090,050

Bancolombia, S. A.	COP	137,250,000	Ps.	1,041,415	Ps.	(51,834)	Ps.	6,474	Ps.	73,067	Ps.	922,987	Ps.	894,131
Corpbanca Colombia, S. A.		93,330,000		708,472		(35,247)		5,503		49,657		629,071		608,009
Banco Davivienda, S. A.		82,349,995		624,983		(31,101)		4,332		43,799		554,416		536,479
Banco de Bogotá, S. A.		33,854,211		256,744		(12,786)		1,106		18,014		227,049		220,552
Banco de Occidente, S. A.		33,854,228		256,742		(12,786)		1,098		18,014		227,040		220,552
Banco Popular, S. A.		7,319,029		55,309		(2,765)		(348)		4,023		48,174		47,687
Banco AV Villas, S. A.		7,320,000		55,566		(2,764)		432		3,895		49,339		47,687
Servicios Financieros, S. A.		7,320,000		55,315		(2,764)		(612)		3,768		48,171		47,687

Total Airplan	COP	402,597,463	Ps.	3,054,546	Ps.	(152,047)	Ps.	17,985	Ps.	214,237	Ps.	2,706,247	Ps.	2,622,784

			Ps.	7,054,546	Ps.	(152,047)	Ps.	10,453	Ps.	238,235	Ps.	6,674,717	Ps.	6,712,834

	Amount
Entity	(COP)

Bancolombia, S. A.	COP.	150,000,000
Corpbanca Colombia, S. A.		102,000,000
Banco Davivienda, S. A.		90,000,000
Banco de Bogotá, S. A.		37,000,000
Banco de Occidente, S. A.		37,000,000
Banco Popular, S. A.		8,000,000
Banco AV Villas, S. A.		8,000,000
Servicios Financieros, S. A.		8,000,000
	COP.	440,000,000